Shareholder Report, Average Annual Return (Details)		2 Months Ended
	Oct. 28, 2024	Dec. 31, 2024	Dec. 31, 2024
C000254615
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bain Capital Equity Opportunities Fund
C000254614
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bain Capital Equity Opportunities Fund
Without Sales Load [Member] | C000254615
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.30%)
Without Sales Load [Member] | C000254614
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.30%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			1.26%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			1.26%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent			(0.03%)
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent			(0.03%)